Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Schedule of Liquidation Preference

(in thousands)	2017	2016
Series C	$38,819	$38,819
Series D	25,980	25,980
Series E	17,536	17,536
Series F	37,334	37,334
Series G	28,783	—
	$148,452	$119,669

Summary of Stock Option Activity

			Weighted
			average
		Weighted	remaining
		average	contractual	Aggregate
	Number	exercise	term	intrinsic
(in thousands)	of shares	price	(years)	value
Outstanding, December 31, 2016	4,602	$0.87	8.2	$1,214
Options granted	1,458	$1.69
Options exercised	(440)	$0.76
Options canceled	(251)	$1.15
Outstanding, December 31, 2017	5,369	$1.09	7.4	$29,863
Options granted (unaudited)	357	$9.71
Options exercised (unaudited)	(141)	$0.88
Options canceled (unaudited)	(18)	$1.50
Outstanding, June 30, 2018 (unaudited)	5,567	$1.65	7.2	$174,883
Options exercisable at June 30, 2018 (unaudited)	2,707	$0.88	6.6	$87,093
Options vested as of June 30, 2018 and expected to vest after June 30, 2018 (unaudited)	4,624	$1.65	7.7	$145,939

Summary of Restricted Stock and Restricted Stock Unit Activity

Weighted
	Number of	average
	restricted	grant date
(in thousands)	stock awards	fair value
Outstanding, December 31, 2017	—	$—
Awards granted (unaudited)	115	$37.15
Awards vested (unaudited)	—	$—
Awards canceled (unaudited)	—	$—
Outstanding, June 30, 2018 (unaudited)	115	$37.15

Restricted stock unit activity during the six months ended June 30, 2018 was as follows:

Weighted
	Number of	average
	restricted	grant date
(in thousands)	stock units	fair value
Outstanding, December 31, 2017	—	$—
Units granted (unaudited)	443	$36.28
Units vested (unaudited)	—	$—
Units canceled (unaudited)	—	$—
Outstanding, June 30, 2018 (unaudited)	443	$36.28

Total Compensation Cost Related to Nonvested Awards Not Yet Recognized

(in thousands) (unaudited)
2018	$3,683
2019	7,023
2020	6,051
2021	4,344
2022	1,652
2023	9
$22,762